Cover Page Cover Page	Jan. 19, 2024
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Jan. 19, 2024
Entity Registrant Name	SANGAMO THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30171
Entity Tax Identification Number	68-0359556
Entity Address, Address Line One	501 Canal Blvd.
Entity Address, City or Town	Richmond
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94084
City Area Code	510
Local Phone Number	970-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	SGMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001001233
Amendment Flag	false
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	7000 Marina Blvd
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005